As filed with the Securities and Exchange Commission on February 25, 1999
                                                  Registration Nos. 333-60337
                                                                and 811-08911
-------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
-------------------------------------------------------------------------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.   / /

                     Post-Effective Amendment No. 1  /x/
                                       And

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. 1   /x/

                             GLENBROOK LIFE SCUDDER
                              VARIABLE ACCOUNT (A)
                           (Exact Name of Registrant)

                       Glenbrook Life and Annuity Company
                               (Name of Depositor)

                               Michael J. Velotta
                  Vice President, Secretary and General Counsel
                       Glenbrook Life and Annuity Company
                  3100 Sanders Road, Northbrook, Illinois 60062
                                 (847) 402-2400
                     ( Name and Address of Agent of Service)

                                   Copies to:
Terry R. Young, Esq.                         Stephen E. Roth, Esq.
Allstate Life Financial Service, Inc.        Sutherland Asbill & Brennan LLP
3100 Sanders Road                            1275 Pennsylvania Avenue, N.W.
Northbrook, Illinois  60062                  Washington, D.C.  20004-2415

                  Approximate Date of Proposed Public Offering:
    As soon as practicable after effectiveness of the Registration Statement
-------------------------------------------------------------------------------

It is proposed that this filing will become  effective:

  / / Immediately upon filing pursuant to paragraph (b) of Rule 485 / / On ____________, pursuant to paragraph (b) of Rule 485
  / / 60 days after filing pursuant to paragraph (a) of Rule 485 /x/ On May 1, 1999, pursuant to paragraph (a) of Rule 485

                      Title of Securities Being Registered:
                    Units of Interest in the Separate Account
           under flexible payment deferred variable annuity contracts.

Scudder Horizon Advantage Variable Annuity



Prospectus
May 1, 1999

Please read this prospectus carefully before investing, and keep it for future reference. It contains important information about the Scudder Horizon Advantage variable annuity contract.

To learn more about the contract, you may want to read the Statement of Additional Information ("SAI"), dated May 1, 1999. For a free copy of the SAI, contact us at:

Glenbrook Life and Annuity Company
Customer Service Center
8301 Maryland Avenue
St. Louis, Missouri 63105
1-(800)242-4402

We have filed the SAI with the U.S. Securities and Exchange Commission ("SEC") and have incorporated it by reference into this prospectus. The SAI's table of contents appears at the end of this Prospectus.

The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information.

This Prospectus is valid only when accompanied by a current prospectus for the Scudder Variable Life Investment Fund.

The SEC has not approved or disapproved these securities or passed upon the adequacy of the prospectus. Any representation to the contrary is a criminal offense.

Individual and Group Flexible Premium Deferred
Variable Annuity Contracts
             offered by
Glenbrook Life and Annuity Company
             through
Glenbrook Life Scudder Variable Account (A)

The Contract has 9 funding choices - a standard fixed account and a dollar cost averaging fixed account (both pay a guaranteed minimum rate of interest), and 7 subaccounts of the Glenbrook Life Scudder Variable Account (A). Money you direct to a subaccount is invested exclusively in a single portfolio of the Scudder Variable Life Investment Fund. The 7 Scudder portfolios we offer through the subaccounts under this Contract are:

Scudder Variable Life Investment Fund
o        Money Market Portfolio
o        Bond Portfolio
o        Capital Growth Portfolio
o        Balanced Portfolio
o        International Portfolio
o        Growth and Income Portfolio
o        Global Discovery Portfolio

The Contract is available to individuals, as well as to certain group and individual retirement plans. You may also purchase the Contract for use as an Individual Retirement Annuity that qualifies for special federal income tax treatment ("IRA").

Variable annuity policies involve certain risks, including possible loss of principal.

o The investment performance of the portfolios is which the subaccounts invest will vary.

o    We do not guarantee how any of the portfolios will perform.

o The Contract is not a deposit or obligation of any bank, and no bank endorses or guarantees the Contract.

o Neither the U.S. Government nor any federal agency insures your investment in the Contract.

                                Table of Contents
Glossary................................................................1
Highlights..............................................................2
   The Contract.........................................................2
   Free-Look............................................................2
   How to Invest........................................................3
   Investment Alternatives..............................................3
   Fixed Account Options................................................3
   Transfers Among Investment Alternatives..............................3
   Charges and Deductions...............................................4
   Access to Your Money.................................................4
   Death Benefit........................................................4
   Income Payments......................................................4
   Inquiries............................................................5
Fee Table...............................................................6
   Example..............................................................7
   Condensed Financial Information......................................7
Calculation of Yield and Total Returns..................................8
   Yields and Standard Total Return.....................................8
   Other Performance Data...............................................8
Glenbrook Life and the Variable Account.................................9
   Glenbrook Life and Annuity Company...................................9
   The Variable Account................................................10
The Fund...............................................................10
   Scudder Variable Life Investment Fund...............................10
   Investment Adviser for the Funds....................................11
The Fixed Account Options..............................................12
   General Description.................................................12
   Standard Fixed Account Option.......................................12
   The Dollar Cost Averaging Fixed Account.............................12
Purchasing the Contract................................................13
   Limits on Purchase Payments.........................................13
   Free-Look Period....................................................13
   Crediting Your Initial Purchase Payment.............................13
   Allocating Your Purchase Payments...................................13
   Accumulation Units..................................................14
   Accumulation Unit Value.............................................14
Transfers..............................................................14
   Telephone Transfers.................................................15
   Dollar Cost Averaging...............................................15
   Automatic Portfolio Rebalancing.....................................15
Access to Your Money...................................................16
   Withdrawals.........................................................16
Annuity Income Payments................................................17
   Payout Start Date for Income Payments...............................17
   Variable Income Payments............................................17
   Fixed Income Payments...............................................18
   Annuity Transfers...................................................18
   Income Plans........................................................18
Death Benefits.........................................................19
   Death Benefit Payment Provisions....................................19
   Death Benefit Amount................................................19
   Enhanced Death Benefit Rider........................................20
Charges and Other Deductions...........................................20
   Deductions from Purchase Payments...................................20
   Withdrawal Charge...................................................21
   Contract Maintenance Charge.........................................21
   Administrative Expense Charge.......................................21
   Mortality and Expense Risk Charge...................................21
   Taxes...............................................................21
   Transfer Charges....................................................22
   Fund Expenses.......................................................22
Federal Tax Matters....................................................22
   Introduction........................................................22
   Taxation of Annuities in General....................................22
     Tax Deferral......................................................22
     NonNatural Owners.................................................22
     Diversification Requirements......................................22
     Ownership Treatment...............................................23
     Delayed Maturity Dates............................................23
     Taxation of Partial and Full Withdrawals..........................23
     Taxation of Annuity Payments......................................24
     Taxation of Death Benefits........................................24
     Penalty Tax on Premature Distributions............................24
     Aggregation of Annuity Contracts..................................24
     Tax Qualified Contracts...........................................24
     Restrictions Under Section 403(b) Plans...........................25
     Roth Individual Retirement Annuities..............................25
     Income Tax Withholding............................................25
General Matters........................................................26
   Owner...............................................................26
   Beneficiary.........................................................26
   Assignments.........................................................26
   Delay of Payments...................................................26
   Modification........................................................27
   Customer Inquiries..................................................27
Distribution of the Contracts..........................................27
Voting Rights..........................................................27
General Provisions.....................................................28
   Legal Proceedings...................................................28
   Financial Statements................................................28
   Legal Matters.......................................................28
   Year 2000...........................................................28
Statement of Additional Information Table of Contents..................29
   Order Form..........................................................29
Condensed Financial Information........................................30

                                    Glossary

For your convenience, we are providing a glossary of the special terms we use in this prospectus.

accumulation period: The period that begins when we issue your Contract and ends when you receive annuity income payments. During the accumulation period, earnings accumulate on a tax-deferred basis.

accumulation unit: The measurement we use to calculate the value of each subaccount at the end of each Valuation Period.

annuitant: The person(s) you identify whose life we use to determine the amount and duration of annuity income payments. You may choose joint annuitants in some cases.

beneficiary: The person(s) you select to receive the benefits of the Contract if no Owner is living.

Contract Anniversary: The same date in each year as the issue date.

Contract Value: The total value of your Contract. It is equal to the value you have under the Contract in the subaccounts of the Variable Account plus your value in the fixed account options.

Contract Year: A period of 12 months that starts on the issue date of your Contract or on any 12 month anniversary of that date.

fixed account options: Two options to which you can direct your money under the Contract that provide a guarantee of principal and minimum interest. The fixed account options are the dollar cost averaging fixed account ("DCA Account") and the standard fixed account. Fixed account assets are our general account assets.

Fund: The Scudder Variable Life Investment Fund, an open-end diversified management investment company composed of portfolios in which the subaccounts invest.

income plan: The plan you choose under which we will pay annuity payments to you after the Payout Start Date based on the money you accumulate in the Contract. You can choose whether the dollar amount of the payments you receive will be fixed or will vary with the investment results of the subaccounts in which you are invested at that time, or whether you receive a combination of fixed and variable payments.

investment alternatives: The subaccounts of the Variable Account, the dollar cost averaging fixed account and the standard fixed account.

issue date: The date we issue your Contract. We measure Contract years and Contract Anniversaries from the issue date.

Payout Start Date: The date on which we begin to pay you annuity income payments.

portfolio: A separate investment portfolio of the Fund in which a subaccount of the Variable Account invests.

Qualified Contracts: Contracts issued under plans that qualify for special federal income tax treatment under Sections 401(a), 403(a), 403(b), 403A, 408 and 408A of the Internal Revenue Code.

subaccount: A subdivision of the Variable Account that invests exclusively in shares of a single portfolio of the Fund. The investment performance of each subaccount is linked directly to the investment performance of the portfolio in which it invests.

Valuation Date: Each day on which we value the assets in the subaccounts. This is generally each day that the New York Stock Exchange ("NYSE") is open for trading.

Valuation Period: The period between Valuation Dates that begins as of the close of regular trading on the NYSE (usually 4:00 pm Eastern Time) on one Valuation Date and ends as of the close of regular trading on the next Valuation Date.

Variable Account: Glenbrook Life Scudder Variable Account (A), a separate investment account composed of subaccounts that we established to receive and invest purchase payments paid under the Contract.

We, us, our, Glenbrook Life, the Company: Glenbrook Life and Annuity Company.

you, your, the Owner: The person having the privileges of ownership stated in the Contract.

                                       Highlights


     These highlights provide only a brief overview of the more important features of the Contract. More detailed information about the Contract appears later in this Prospectus. Please read this Prospectus carefully.

The Contract

     The Contract provides a way for you to invest on a "tax-deferred" basis in the fixed account options and in the Scudder portfolios through the subaccounts of the Variable Account. "Tax-deferred" means that the earnings and appreciation on the money in your Contract are not taxed until either you take money out by a full or partial cash withdrawal or annuitizing the Contract, or until we pay the death benefit.

     The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement. The tax-deferral feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

     Like all deferred annuity contracts, the Contract has two phases: the "accumulation period" and the "income period." During the accumulation period, you can allocate money to any combination of investment alternatives; any earnings are tax-deferred. The income period begins once you start receiving regular income payments from your Contract Value. The money you can accumulate during the accumulation period, as well as the annuity income option you choose, will determine the dollar amount of any income payments you receive.

     The Contract is a "variable" annuity because the value of your Contract will go up or down depending on the investment performance of the subaccounts in which you invest. If you select a variable income plan, the amount of your annuity payments in the variable plan will depend on the investment performance of the subaccounts in which you invest. You bear the entire investment risk for your investments in the subaccounts.

     You can also direct money to the fixed account options. We guarantee interest, as well as principal, on money placed in the fixed account options.

Free-Look

     You may return your Contract for a refund within 20 days after you receive it. The amount of the refund will generally be the total purchase payments you paid, plus or minus and gains or losses on the amounts you invested in the subaccounts. We determine the value of the refund as of the date we receive the refunded Contract. We will pay the refund within 7 days after we receive the Contract. The Contract will then be deemed void. In some states you may have more than 10 days, or receive a different refund amount.



How to Invest

     You can purchase a Contract for $2,500 or more ($2,000 for Qualified Contracts). You may make additional payments at any time during the accumulation period. Send your payments to the Customer Service Center at the address on the cover.

Investment Alternatives

     You can invest your money in any of the following portfolios of the Scudder Variable Life Investment Fund by directing your payments into the corresponding subaccounts:

                  Money Market                                Bond
                  Capital Growth                              Balanced
                  International                               Growth and Income
                  Global Discovery

     Each subaccount invests exclusively in shares of one portfolio of the Fund. Each portfolio's assets are held separately from the other portfolios and each portfolio has separate investment objectives and policies. The attached prospectus for the Fund more fully describes the portfolios. Scudder Kemper Investments, Inc. is the investment adviser for the portfolios.

     The value of your investment in the subaccounts will fluctuate daily based on the investment results of the portfolios in which you invest, and on the fees and charges deducted.

Fixed Account Options

     You may also direct your money to the standard fixed account and the dollar cost averaging fixed account ("DCA Account") and receive a guaranteed rate of return. Money you place in the standard fixed account will earn interest for one year periods at a fixed rate that is guaranteed by us never to be less than 3.0%.

     Purchase payments you place in the DCA Account will earn interest at an annual rate of at least 3.5%. The payments, plus interest, will be transferred out of the DCA Account within a year in equal monthly installments and placed in the subaccounts and standard fixed account in the percentages you designate. You may not transfer money into the DCA Account from another investment alternative.

Transfers Among Investment Alternatives

     You have the flexibility to transfer assets within your Contract. At any time during the accumulation period, you may transfer amounts among the subaccounts and between the standard fixed account and any subaccount at any time. Transfers cannot be made into the DCA Account.

     We do not impose a charge for any transfers. In the future, we may impose a $10 charge after the twelfth transfer in a Contract year. We may restrict fixed account transfers. You may want to enroll in the dollar cost averaging program or in the Automatic Portfolio Rebalancing program.

Charges and Deductions

     We do not take any deductions from purchase payments at the time you buy the Contract. You invest the full amount of each purchase payment in one or more of the investment alternatives.

     We deduct daily a mortality and expense risk charge of 0.40% and an administrative expense charge of 0.30% each year from the money you have invested in the subaccounts. If you select the Enhanced Death Benefit Rider, the daily mortality and expense risk charge is 0.50% annually.

     We will deduct state premium taxes, which currently range from 0% to 3.5%, if you fully withdraw all of your Contract's value, if we pay out death benefit proceeds, or when you begin to receive annuity payments. We only charge you premium taxes in those states that require us to pay premium taxes.

     The portfolios deduct investment charges from the amounts you have invested in the portfolios. These charges range from 0.__% to 1.__%, depending on the portfolio. See the Fee Table in this Prospectus and the prospectus for the Fund.

Access to Your Money

     You may withdraw all or part of your Contract Value at any time during the accumulation period. The minimum amount you can withdraw is $50.

         We do not deduct any withdrawal charges. For Qualified Contracts issued under Internal Revenue Code Section 403(b), certain restrictions apply. You may also have to pay federal income taxes and a penalty tax on any money you take out of the Contract.

Death Benefit

     We will pay a death benefit before the Payout Start Date on any Owner's death or, if the Owner is not a natural person, on the annuitant's death.

     The death benefit amount will be the greater of:

     o The total value of your Contract on the date we determine the death benefit; and
     o The total purchase payments you make to the Contract, less any prior withdrawals and premium taxes.

     If you select the enhanced death benefit rider, then the death benefit will be the greater of:

     o    The death benefit amount, as stated above, or
     o The value of the Enhanced Death Benefit, described later in this Prospectus.

     If you do not take any withdrawals or make any purchase payments, the Enhanced Death Benefit will be the greatest value of your Contract on any Contract Anniversary.

Income Payments

     The Contract allows you to receive periodic income payments beginning on the Payout Start Date you select. You may choose among several income plans to fit your needs. You may receive income payments for a specific period of time or for life (either single or joint life), with or without a guaranteed number of payments.

     You may choose to have income payments come from the fixed account, one or more of the subaccounts, or both. If you choose to have any part of the payments come from the subaccounts, the dollar amount of the income payments may go up or down, depending on the investment performance of the portfolios you invest in at that time.

Inquiries

If you need additional information, please contract us at:
         Customer Service
         8301 Maryland Avenue
         St. Louis, Missouri  63105
         1-(800) 242-4402





                                    Fee Table

     The Fee Table illustrates the current expenses and fees under the Contract, as well as the Fund's fees and expenses for the 1998 calendar year. The purpose of this table is to help you understand the various costs and expenses that you will pay directly and indirectly. The Fund has provided the information on the Fund's expenses.

Contract Owner Transaction Expenses
         Sales Load Imposed on Purchases                      None
         Deferred Sales Charge                                None
         Surrender Fee                                        None
         Transfer Fee                                         (1)

Annual Contract Fee                                           None

Variable Account Annual Expenses
(as a percentage of your average net assets in the Variable Account)

         With the Enhanced Death Benefit
                  Mortality and Expense Risk Charge (2)                0.50%
                  Administrative Expense Charge                        0.30%
                                                                       -----
                  Total Variable Account Annual Expenses               0.80%

         Without the Enhanced Death Benefit
                  Mortality and Expense Risk Charge (2)                0.40%
                  Administrative Expense Charge                        0.30%
                                                                       -----
                  Total Variable Account Annual Expenses               0.70%

Scudder  Variable  Life  Investment  Fund Annual  Expenses
(as a  percentage  of average net assets for the 1998 calendar year)

                          Management Fees                                Total Expenses
Portfolio                 after Fee Waiver*         Other Expenses       after Fee Waiver*
---------                 -----------------         --------------       -----------------
Money Market
Bond
Capital Growth
Balanced
International
Growth and Income
Global Discovery

*  [Information on fee waivers and reimbursements]
(1) We do not impose a transfer charge. We may in the future assess a $10 charge after the 12th transfer in a Contract Year. We do not count Dollar cost averaging and Automatic portfolio Rebalancing as transfers.
(2) If you receive variable annuity payments, we will assess the mortality and expense risk charge during the payout phase of the Contract.

Example
The following example illustrates the expenses you would pay on a $1,000 investment, assuming a 5% annual return, if you continued the Contract, surrendered or annuitized at the end of each period.

(With the Enhanced Death Benefit (1))
Fund portfolio                       1 Year                  3 Years
--------------                       ------                  -------
Money Market                            $                       $
Bond                                    $                       $
Capital Growth                          $                       $
Balanced                                $                       $
International                           $                       $
Growth and Income                       $                       $
Global Discovery                        $                       $


(Without the Enhanced Death Benefit (2))
Fund portfolio                       1 Year                  3 Years
--------------                       ------                  -------
Money Market                            $                       $
Bond                                    $                       $
Capital Growth                          $                       $
Balanced                                $                       $
International                           $                       $
Growth and Income                       $                       $
Global Discovery                        $                       $

(1)  Total Variable Account Annual Expenses of 0.80%
(2)  Total Variable Account Annual Expenses of 0.70%

     You should not consider the example above to represent past or future expenses, performance or return. The assumed 5% return is hypothetical. Actual expenses and returns may be greater or less than those shown.

     Neither the fee table nor the examples reflects the deduction of any premium taxes.

Condensed Financial Information

     Condensed financial information for the subaccounts is included at the end of this Prospectus.

                     Calculation of Yield and Total Returns

Yields and Standard Total Return

     We may advertise the yields and standard average annual total returns for the subaccounts. These figures will be based on historical earnings and are not intended to indicate future performance.

     Yields and standard total returns include all charges and expenses you would pay under the Contract -- the mortality and expense risk charge (0.40% for Contracts with the standard death benefit; 0.50% for Contracts with the enhanced death benefit) and an administrative expense charge of 0.30%.

     The yield of the Money Market Subaccount refers to the annualized investment income that an investment in the Subaccount generates over a specified seven-day period. The effective yield of the Money Market Subaccount is calculated in a similar way but, when annualized, we assume that the income earned by the investment has been reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

     The yield of a subaccount (except the Money Market Subaccount) refers to the annualized income that an investment in the subaccount generates over a specified thirty day period.

     The average annual total return of a subaccount assumes that an investment has been held in the subaccount for certain periods of time including the period measured from the date the subaccount began operations. We will provide the average annual total return for each subaccount that has been in operation for 1, 5, and 10 years. The total return quotations will represent the average annual compounded rates of return that an initial investment of $1,000 would earn as of the last day of the 1, 5 and 10 year periods.

     The yield and total return calculations are not reduced by any premium taxes. Applying premium taxes will reduce the yield and total return of a Contract.

     For additional information regarding yield and total return calculations, please refer to the SAI.

Other Performance Data

     We may disclose average annual total return in nonstandard formats and cumulative total return.

     We may also present historic performance data for the portfolios since their inception reduced by all fees and charges you would pay under the Contract -- the mortality and expense risk charge (0.40% for Contracts with the standard death benefit; 0.50% for Contracts with the enhanced death benefit) and an administrative expense charge of 0.30%.

     Such  adjusted  historic   performance  includes  data  that  precedes  the
inception dates of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

     We will only disclose non-standard performance data if we also disclose the standard performance data. For additional information regarding the calculation of other performance data, please refer to the SAI.

     Advertising, sales literature, and other communications may compare the expense and performance data for the Contract and each subaccount with other variable annuities tracked by independent services such as Lipper Analytical Services, Inc., Morningstar and the Variable Annuity Research Data Service. These services monitor and rank the performance and expenses of variable annuity issuers on an industry-wide basis. We may also make comparisons using other indices that measure performance, such as Standard & Poor's 500 Composite or the Dow Jones Industrial Average. Unmanaged indices may assume reinvestment of dividends but do not deduct administrative and management costs and expenses.

     We may report other information including the effect of tax-deferred compounding on a subaccount's returns, illustrated by tables, graphs, or charts. Tax-deferred compounding can lead to substantial long-term accumulation of assets, if the portfolio's investment experience is positive. Sales literature, advertisements or other reports may refer to A.M. Best's rating of Glenbrook Life as an insurance company.

                    Glenbrook Life and the Variable Account

Glenbrook Life and Annuity Company

     Glenbrook Life and Annuity Company (we, us, Glenbrook Life) issues the Contract. We are a stock life insurance company organized under the laws of Illinois in 1992 that was redomesticated as a corporation under the laws of Arizona on December 28, 1998. We were originally organized under the laws of Indiana in 1965. From 1965 to 1983 we were known as "United Standard Life Assurance Company" and from 1983 to 1992 we were known as "William Penn Life Assurance Company of America." We are licensed to operate in Puerto Rico, the District of Columbia and all states except New York. We intend to market the Contract in those jurisdictions in which we are licensed to operate. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

     We are a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of Illinois. The Allstate Corporation ("Corporation") owns all of the outstanding capital stock of Allstate. On June 30, 1995, Sears Roebuck and Co. ("Sears") distributed its 80.3% ownership in the Corporation to Sears common shareholders through a tax-free dividend.

     We entered into a reinsurance agreement with Allstate Life, effective June 5, 1992. Under the reinsurance agreement, fixed account purchase payments are automatically transferred to Allstate Life and become invested with the assets of Allstate Life. Allstate Life accepts 100% of the liability under such contracts. However, the obligations of Allstate Life under the reinsurance agreement are to us. We remain the sole obligor under the Contract to the Owners.

     We are engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities competing in the sale of insurance and annuities. There are approximately 1,700 stock, mutual and other types of insurers in business in the United States. Several independent rating agencies regularly evaluate life insurer's claims-paying ability, quality of investments and overall stability. A.M. Best Company assigns A+r for financial strength to Allstate Life which automatically reinsures all our net business. Standard & Poor's Insurance Rating Services assigns us an AA+ (very strong) for financial strength rating and Moody's assigns us an Aa2 (Excellent) for financial strength rating. These ratings do not relate to the investment performance of the Variable Account.

The Variable Account

     We established the Glenbrook Life Scudder Variable Account (A) as a separate investment account on August 26, 1998. The Variable Account receives and invests purchase payments made under the Contracts. We may offer other variable annuities for which the Variable Account may receive and invest payments.

     Under Illinois law, the assets of the Variable Account are held separately from our other assets. The assets are not chargeable with liabilities incurred in our other business operations. The income, capital gains and losses, realized or unrealized, incurred on the assets of the Variable Account are credited to or charged against the assets of the Variable Account, without regard to the income, capital gains or capital losses arising out of any other business that we may conduct. The obligations under the Contracts are obligations of Glenbrook Life.

     The Variable Account is divided into subaccounts. Each subaccount invests exclusively in shares of one of the portfolios of the Scudder Variable Life Investment Fund. We may add additional subaccounts in the future, some of which may be available under other variable annuity contracts.

     The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a "separate account" under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Variable Account, the Fund, or Glenbrook Life by the SEC.

                                    The Fund

     The Variable Account invests exclusively in shares of the Scudder Variable Life Investment Fund (the "Fund"). The Fund is registered with the SEC under the 1940 Act as an open-end, diversified management investment company.

     The Fund is designed to provide an investment vehicle for variable annuity contracts and variable life insurance policies.

     The general public may not purchase shares of the underlying portfolios. The investment objectives and policies of the underlying portfolios may be similar to those of other portfolios and mutual funds managed by the same investment adviser that are sold directly to the public. You should not expect that the investment results of other portfolios would be similar to those of the underlying portfolios.

Scudder Variable Life Investment Fund

     The subaccounts invest exclusively in Class A shares of the following Scudder portfolios:

                           Money Market                       Bond
                           Capital Growth                     Balanced
                           International                      Growth and Income
                           Global Discovery

     Each portfolio represents, in effect, a separate mutual fund with its own distinct investment objectives and policies. The gains or losses of one portfolio generally have no effect on another portfolio's investment performance.

     The investment objectives and policies of the portfolios available under the Contract are summarized below:


Portfolio                                  Investment Objective


MoneyMarket         This  portfolio  seeks  to  maintain   stability  of
                    capital, and consistent therewith, to maintain liquidity of capital and to provide current income. This portfolio seeks to maintain a constant net asset value of $1.00 per share.
                    It will  invest  in  money  market  securities  such as U.S.
                    Treasury obligations, commercial paper, and certificates of deposit and bankers' acceptances of domestic and foreign banks, including foreign branches of domestic banks, and will enter into repurchase agreements.


Bond This portfolio pursues a policy of investing for a high level of income consistent with a high quality portfolio of debt securities. It primarily invests in U.S. Government, corporate, and other notes and bonds.


Capital  Growth     This  portfolio  seeks  long-term   capital
                    appreciation  and,  consistent  therewith,   current  income
                    through  a  broad  and  flexible  investment  program.   The
                    portfolio  seeks to achieve  these  objectives  by investing
                    primarily  in   income-producing   publicly   traded  equity
                    securities,   including   common   stocks   and   securities
                    convertible into common stocks.


Balanced This portfolio seeks a balance of growth and income from a diversified portfolio of equity and fixed income securities. The portfolio also seeks long-term preservation of capital through a quality-oriented investment approach that is designed to reduce risk.


International       This  portfolio  seeks  long-term  growth  of
                    capital primarily through diversified holdings of marketable
                    foreign  equity   investments.   It  invests  in  companies,
                    wherever organized,  which do business primarily outside the
                    United   States.   The   portfolio   intends  to   diversify
                    investments among several countries and not to concentrate investments in any particular industry.


Growth and  Income  This  portfolio  seeks  long-term  growth  of capital, current income and growth of income. It primarily invests in common stocks, preferred stocks, and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying higher than average current dividends.

Global Discovery This portfolio seeks above-average capital appreciation over the long term. It primarily invests in equity securities of small companies around the world.


     There can be no assurance that any portfolio will achieve its objective.

     The Scudder Variable Life Investment Fund prospectus contains more complete information about the portfolios, including a description of the risks involved in investing in each portfolio. You should read the Fund's prospectus carefully before you invest.

Investment Adviser for the Funds

     Scudder Kemper Investments, Inc. (the "Adviser") is an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended. The Adviser manages daily investments and business affairs of the Fund, subject to the policies established by the Trustees of the Fund.

                            The Fixed Account Options

     Purchase payments you allocate or transfer to the fixed account options become part of our general account. Because of exemptive and exclusionary provisions, we have not registered interests in the general account under either the Securities Act of 1933 ("1933 Act") or the 1940 Act. Neither the general account nor any interests in it are generally subject to the provisions of the 1933 or 1940 Acts, and, as a result, the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, disclosures regarding the fixed account may be subject to the provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     The general account includes all of our general assets, except those assets segregated in separate accounts such as the Variable Account. Unlike in the Variable Account, all assets in the general account are subject to the general liabilities of our business operations. We bear the full investment risk for all amounts contributed to the general account. We have the sole discretion to invest the general account's assets, subject to applicable law. Amounts you direct into the fixed account options do not share in the investment experience of our general account.

General Description

     We guarantee that we will credit daily interest to the money you direct to the fixed account. The daily interest will equal or exceed the minimum guaranteed rate found in the Contract. We may declare higher or lower interest rates in the future. We determine interest rates at our sole discretion. We have no specific formula for determining fixed account interest rates.

Standard Fixed Account Option

     Money you direct to the standard fixed account earns interest at a declared rate for one year. The declared rate is the current rate in effect at the time of your allocation or transfer. Once declared, the rate is guaranteed for 12 months. As each one year period expires, we will declare a renewal rate. On or about the end of each one year period, we will notify you of the new interest rate(s). It will not be less than the guaranteed rate found in the Contract. We may declare more than one interest rate for different monies you have in the standard fixed account option based upon the date of your allocation or transfer into the standard fixed account.

     You may allocate all or a portion of your premium payment to the standard fixed account option. You may withdraw or transfer your money from the standard fixed account option at any time on a first-in, first-out basis. If you withdraw money from the standard fixed account, you will receive the amount you requested, minus any applicable premium taxes and tax withholding.

The Dollar Cost Averaging Fixed Account

     You may allocate all or a portion your purchase payments to the dollar cost averaging fixed account (the "DCA Account"). Each purchase payment you place in the DCA Account will earn interest for one year at a declared rate of interest. The declared rate will be the current rate in effect at the time you direct your purchase payment into the DCA Account. The rate will never be less than 3.5%.

     Each purchase payment you direct into the DCA Account, and interest earned on that payment, will be transferred out of the DCA Account in equal monthly installments within one year. You can select fewer than 12 monthly transfers, but you may not select more than 12. At the end of 12 months from the date of your allocation to the DCA Account, we will transfer any remaining portion of the purchase payment and interest in the DCA Account to the Money Market Subaccount.

     You must specify the investment alternatives that will receive the monthly installments. You must also specify the percentage (whole percentages only, totaling 100%) of each monthly installment that each investment alternative should receive.

         You can only put money into the DCA Account when you make a purchase payments. You may not transfer funds into the DCA Account from other investment alternatives.

                                 Purchasing the Contract

Limits on Purchase Payments

     Your first purchase payment must be at least $2,500 ($2,000 for a Qualified Contract). The initial payment is the only payment we require you to make under the Contract. There are no requirements on how much to pay or how many payments to make. You decide the amount of each payments. You may add money to your Contract automatically through Automatic Additions.

     We may limit the amount of purchase payments we will accept in the future.

Free-Look Period

     You may return your Contract to us for a refund within 20 days after you receive it. The amount of the refund will generally be the total purchase payments you paid, plus or minus and gains or losses on the amounts you invested in the subaccounts. You will receive a full refund of the amounts you allocated to the fixed account options. We determine the value of the refund as of the date we receive the refunded Contract. We will pay the refund within 7 days after we receive the Contract. The Contract will then be deemed void. In some states you may have more than 10 days, or receive a different refund amount.

Crediting Your Initial Purchase Payment

     If we receive a properly completed application with the initial payment, then we will credit that payment to the Contract within two business days of receiving the payment. We may deduct premium taxes from the payment before we credit it to the Contract. If we receive an incomplete application, then we will credit the payment within two business days of receiving the completed application. If, for any reason, we do not credit the payment to your account within five business days, then we will immediately return the payment to you. You may, after receiving notice of our delay, specifically request that we do not return the payment. We reserve the right to reject any application.

     We will credit all additional payments to your Contract at the close of the Valuation Period in which we receive the payment.

Allocating Your Purchase Payments

     On the application, you instruct us how to allocate the purchase payment among the investment alternatives. You must allocate your payments to the investment alternative either in whole percentages (from 1% to 100% totaling 100%) or in whole dollars (totaling the entire dollar amount of your payment). Unless you send us written notice of a change, we will allocate each additional payment you make according to the instructions for the previous purchase payment. Any change in allocation instructions will be effective at the time we receive the notice in good order.

Accumulation Units

     Each purchase payment you allocate to the subaccounts will be credited to the Contract as accumulation units. For example, if you make a $10,000 purchase payment to the Money Market Subaccount when its accumulation unit value equals $10, then we will 1,000 accumulation units for the Money Market Subaccount to your Contract. The Variable Account, in turn, will purchase $10,000 worth of shares of the Money Market Portfolio of the Fund.

Accumulation Unit Value

     Each subaccount values its accumulation units separately. The value of accumulation units will change for each Valuation Period according to the investment performance of the shares of the portfolio held by each subaccount and the deduction of certain expenses and charges.

     The value of an accumulation unit in a subaccount for any Valuation Period equals the value of the accumulation unit as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor for that subaccount for the current Valuation Period. The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Date in the value of subaccount assets per accumulation unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge.

     You should expect the value of your Contract to change daily to reflect the investment experience of the portfolios in which you are invested through the subaccounts, any interest earned on the fixed account options, and the deduction of certain expenses and charges.

                                    Transfers

     You may transfer amounts among investment alternatives before the Payout Start Date, subject to the following restrictions. You may make transfers among all the investment alternatives at any time, except that you may not make transfers into the DCA Account. Transfers from the standard fixed account option are taken out on a first-in, first-out basis.

     We reserve the right to assess a $10 charge on each transfer after the twelfth transfer in a Contract Year. We presently waive this charge. We reserve the right to waive transfer restrictions. Transfers to or from more than one investment alternative on the same day are treated as one transfer. Transfers through dollar cost averaging and automatic portfolio rebalancing do not count as transfers.

     After the Payout Start Date, transfers among subaccounts or from a variable amount income payment to a fixed amount income payment may be made only once every six months and may not be made during the first six months following the Payout Start Date. After the Payout Start Date, transfers out of a fixed amount income payment are not permitted.


Telephone Transfers

     We accept telephone transfer requests at (800)242-4402, if we receive them by 3:00 p.m., Central Time. We will not accept telephone transfer requests received at any other telephone number or after 3:00 p.m., Central Time.

     Telephone transfer requests received before 3:00 p.m., Central Time are effected at the next computed accumulation unit value for the subaccounts involved. If the NYSE closes early (i.e. before 3:00 p.m. Central Time), or if it closes for a period of time, but then reopens for trading on the same day, we will process telephone transfer requests at the close of the NYSE on that particular day.

     We use procedures that we believe provide reasonable assurance that telephone transfers are authorized by the proper persons. We may tape of telephone conversations with persons who claim to authorize the transfer and we may request identifying information from such persons. We disclaim any liability for losses resulting from telephone transfers if the claim is that the transfer was not properly authorized. However, if we do not take reasonable steps to help ensure that such authorizations are valid, then we may be liable for such losses.

Dollar Cost Averaging

     Before the Payout Start Date, you may make transfers automatically through dollar cost averaging (DCA). DCA permits you to transfer a specified amount in equal monthly installments from the one year fixed DCA Account or any subaccount to any of the subaccounts. DCA may not be used to transfer amounts to the fixed account. There is no charge for participating in the DCA program. DCA transfers do not count towards the twelve free transfers allowed during each Contract year.

     By transferring a set amount on a regular schedule, instead of transferring the total amount at one particular time, you may reduce the risk of investment in the underlying portfolio only when the price is high. Participating in the DCA program does not a profit and it does not protect against a loss if market prices decline.

Automatic Portfolio Rebalancing

     Transfers may be made automatically through Automatic Portfolio Rebalancing before the Payout Start Date. If you elect Automatic Portfolio Rebalancing, then we will rebalance all of your money allocated to the subaccounts to your desired allocations on a quarterly basis. Each quarter, money will be transferred among subaccounts to achieve the desired allocation.

     Unless you send us written notice of a change, the desired allocation will be the allocation you initially selected. The new allocation will be effective with the first rebalancing that occurs after we receive the written request. We are not responsible for rebalancing that occurs before our receipt of your written request.

     Transfers made though Automatic Portfolio Rebalancing are not counted toward the twelve free transfers permitted per Contract Year. Any money you have allocated to the fixed account options will not be included in the rebalancing.




                              Access to Your Money

Withdrawals

     You may withdraw all or part of your Contract Value at any time before the Payout Start Date and before the Owner's death (or the annuitant's death if the Owner is not a natural person).

     The amount you may withdraw is the full Contract Value next computed after we receive the request for a withdrawal, minus any applicable federal withholding or premium taxes. We do not deduct any withdrawal charges from a full or partial withdrawal.

     We will pay withdrawals from the Variable Account within seven days of receiving the request, subject to postponement in certain circumstances.

     To complete a partial withdrawal from the Variable Account, we will redeem accumulation units in an amount equal to the withdrawal and any applicable premium taxes. You must name the investment alternatives from which you want to make the withdrawal. If you do not name an investment alternative, we will not honor the incomplete withdrawal request.

     If any portion of the withdrawal is to be taken from the standard fixed account option, then the amount requested will be deducted on a first-in, first-out basis.

     The minimum amount you may withdraw is $50. If your Contract Value after a partial withdrawal would be less than $1,000, then we will treat the request as a request for a full withdrawal and we will pay out the entire Contract Value, minus any charges and premium taxes. We may waive these withdrawal restrictions.

     You may take partial withdrawals automatically through Systematic Withdrawals on a monthly, quarterly, semi-annual or annual basis. You may request Systematic Withdrawals of $50 or more at any time before the Payout Start Date. We may prohibit Systematic Withdrawals if you also elect Dollar Cost Averaging.

     If you have a valid telephone transfer request form on file with us, then you may make a partial withdrawal by telephone. We calculate the Contract Value we will pay you at the price next computed after we receive your withdrawal request. We will pay you the amount you request within seven days of when we receive your request. Unless you elect in writing not to have federal income taxes withheld, we, by law, must withhold taxes from the taxable portion of the withdrawal.

     Partial and full withdrawals may be subject to federal income tax and a 10% tax penalty.

     After the Payout Start Date, we will permit withdrawal only when annuity payments are being made from the Variable Account for a specified number of payments only (i.e., Income Plan 3). In that case, you may terminate the Variable Account portion of the income payments at any time and receive a lump sum equal to the commuted balance of the remaining variable payments due.




                             Annuity Income Payments

Payout Start Date for Income Payments

     The Payout Start Date is the day that we will start paying income payments under the Contract. You may change the Payout Start Date at any time by sending us written notice at least 30 days before the scheduled Payout Start Date. The Payout Start Date must be:

o        at least one month after the issue date and
o no later than the day the annuitant reaches age 90, or the 10th anniversary of the issue date, if later.

     The dollar amount of the income payments may be variable, fixed, or both. The method of calculating the initial payment is different for the two types of payments.

Variable Income Payments

         The dollar amount of variable income payments depends upon:

o        the investment experience of the subaccounts you select,
o        any premium taxes due,
o        the age and sex of the annuitant, and
o        the income plan you chose.

     We guarantee that the amount of the income payment will not be affected by actual mortality experience and the amount of our administration expenses. Your Contract contains income payment tables that provide for different benefit payments to men and women of the same age (except in states which require unisex annuity tables). Nevertheless, in accordance with the U.S. Supreme Court's decision in Arizona Governing Committee v. Norris, in certain employment-related situations, annuity tables that do not vary on the basis of sex will be used.

     The total income payments we will pay to you may be more or less than the total of the purchase payments you paid to us because:

o variable income payments will vary with the investment results of the underlying portfolios, and
o        annuitants may live longer than, or not as long as, expected.

     The income plan option selected will affect the dollar amount of each annuity payment.

     Income payments are determined based on an assumed investment rate, the investment performance of the portfolios in which the subaccounts you select invest, and the deduction of certain fees and charges. If the actual net investment experience of the subaccounts is less than the assumed investment rate, then the dollar amount of the income payments will decrease. If the net investment experience equals the assumed investment rate, then the dollar amount of the income payments will stay level. If the net investment experience exceeds the assumed investment rate, then the dollar amount of the income payments will increase. The assumed investment rate under the Contract is 3%. For more information on how variable income payments are determined, see the SAI.

Fixed Income Payments

     If you choose to have any portion of your annuity income payment come from the fixed account, the payment amount will be fixed for the duration of the income plan and guaranteed by us. We calculate the dollar amount of the fixed income payment by applying the portion of the Contract Value in the fixed account on the Payout Start Date minus any applicable premium tax, to the value from the income payment table in your Contract. We will pay you a higher amount if we are offering it at that time.

Annuity Transfers

     After the Payout Start Date, you may not make any transfers from the fixed account. You may transfers amounts between subaccounts, or from the variable income payment to the fixed income payment starting six months after the Payout Start Date. Transfers may be made once every six months thereafter.

Income Plans

         The income plans include:

         Income Plan 1 - Life Income with Guaranteed Payments:

     We will make payments for as long as the annuitant lives. If the annuitant dies before the selected number of guaranteed payments have been made, then we will continue to pay the remainder of the guaranteed payments.

         Income  Plan  2 -  Joint  and  Survivor  Life  Income  with  Guaranteed
Payments:

     We will make payments for as long as either the annuitant or joint annuitant, named at the time of income plan selection, lives. If both the annuitant and the joint annuitant die before the selected number of guaranteed payments have been made, then we will continue to pay the remainder of the guaranteed payments.

         Income Plan 3 - Guaranteed Number of Payments:

     We will make payments for a specified number of months beginning on the Payout Start Date. These payments do not depend on the annuitant's life. The guaranteed number of months may range from 60 to 360. The mortality and expense risk charge will be deducted from Variable Account assets supporting these payments even though we do not bear any mortality risk.

     You may change the income plan until 30 days before the Payout Start Date. If you chose an income plan which depends on the annuitant or joint annuitant's life, then we will require proof of age before income payments begin. Applicable premium taxes will be assessed.

     If you do not select an income plan, then we will make income payments in accordance with Income Plan 1 Life Income with Guaranteed Payments for 120 Months. Other income plans may be available upon request at our discretion. We currently use sex-distinct annuity tables. However, if Congress or the states pass legislation, then we reserve the right to use income payment tables that do not distinguish on the basis of sex. Special rules and limitations may apply to certain Qualified Contracts.

     If the Contract Value to be applied to an income plan is less than $2,000 or the monthly payments determined under the income plan are less than $20, then we may pay the Contract Value, minus any applicable taxes, in a lump sum or we may change the payment frequency to an interval that results in income payments of at least $20.

                                 Death Benefits

Death Benefit Payment Provisions

     A death benefit may be paid to the Owner determined immediately after the death if, before the Payout Start Date:

o    any Owner dies;  or
o    the  annuitant dies and the Owner is not a natural person.

     If the Owner eligible to receive the death benefit is not a natural person, then the Owner may elect to receive it in one or more payments. Otherwise, if the Owner is a natural person, then the Owner may elect to receive the death benefit in one or more payments or in periodic payments through an annuity income plan.

     The entire death benefit must be paid within five years after the date of death unless an income plan is selected or a surviving spouse continues the Contract in accordance with the following:

     If an income plan is elected, payments from the income plan must begin within one year of the date of death and must be payable throughout:

o    the Owner's life; or
o    a period not to exceed the Owner's life expectancy;  or
o the Owner's life with payments guaranteed for a period not to exceed the Owner's life expectancy.

     If the deceased owner's surviving spouse is the new Owner, then the spouse may elect one of the options listed above or may continue the Contract in the accumulation phase as if the death had not occurred. We will only permit the Contract to be continued once.

Death Benefit Amount

     Before the Payout Start Date, the death benefit amount is equal to the greater of:

o    the Contract Value on the date we determine the death benefit,  or
o the sum of all purchase payments, minus any prior withdrawals and premium taxes.

     We will determine the value of the death benefit at the end of the Valuation Period during which we receive a complete request for payment of the death benefit. A complete request includes proof of death, and such other documentation as we may require in our discretion. In addition to the above alternatives, upon purchase of the Contract, if the Owner is age 75 or younger, then the Owner can select the Enhanced Death Benefit Rider.





Enhanced Death Benefit Rider

     If the Owner is a living individual, then the enhanced death benefit applies only for the death of the Owner. If the Owner is not a living individual, then the enhanced death benefit applies only for the annuitant's death.

     If you select this rider, then the death benefit will be the greater of:

o    the death benefit amount,  as stated above, or
o    the value of the Enhanced Death Benefit.

     On the issue date, the Enhanced Death Benefit is the initial purchase payment. After the issue date, the Enhanced Death Benefit is recalculated whenever you make a purchase payment, take a withdrawal, or on the Contract Anniversary as follows:

o For purchase payments, the Enhanced Death Benefit equals the most recently calculated Enhanced Death Benefit plus the purchase payment.
o For withdrawals, the Enhanced Death Benefit equals the most recently calculated Enhanced Death Benefit reduced by the amount of the withdrawal.
o On each Contract Anniversary, the Enhanced Death Benefit equals the greater of the Contract Value or the most recently calculated Enhanced Death Benefit.

     If you do not take any withdrawals or make any purchase payments, the Enhanced Death Benefit will be the greatest value of your Contract on any Contract Anniversary on or before the date we calculate the death benefit.

     We will recalculate the Enhanced Death Benefit for purchase payments, withdrawals and on Contract anniversaries until the oldest Owner, or the annuitant if the Owner is not a living individual, reaches age 80. After age 80, the Enhanced Death Benefit will be recalculated only for purchase payments and withdrawals.

     We will determine the value of the death benefit at the end of the Valuation Period during which we receive a complete request for payment, including proof of death. We will not settle any death claim until we receive proof of death.

                          Charges and Other Deductions

Deductions from Purchase Payments

     We do not take any deductions from your purchase payments. Therefore, the full amount of every purchase payment is invested in the investment alternatives you select.




Withdrawal Charge

     We do not take withdrawal charges when you request a full or partial withdrawal. You may withdraw all or part of your Contract Value at any time before the earlier of the Payout Start Date or an Owner's death (if the Owner is not a natural person, the annuitant's death).

     We may withhold federal and state income tax from withdrawal amounts. Certain terminations may also be subject to a federal tax penalty.

Contract Maintenance Charge

     There is no Contract maintenance charge. We bear the maintenance costs. Maintenance costs include, but are not limited to, expenses incurred in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and Contract changes; calculating accumulation unit and annuity unit values; and issuing reports to Owners and regulatory agencies.

Administrative Expense Charge

     We deduct a daily administrative expense charge that equals, on an annual basis, 0.30% of the daily net assets you have allocated to the subaccounts. This charge is designed to cover actual administrative expenses. The administrative charge does not necessarily equal the expenses we incur.

Mortality and Expense Risk Charge

     We deduct a daily mortality and expense risk charge that equals, on an annual basis, 0.40% of the daily net assets you have allocated to the subaccounts. We guarantee that the amount of this charge will not increase over the Contract's life.

     The mortality risk arises from our guarantee to cover all death benefits and to make income payments in accordance with the income plan you select. The expense risk arises from the possibility that the contract maintenance and administrative expense charges, both of which are guaranteed not to increase, will not be enough to cover actual administrative expenses.

     If you select the Enhanced Death Benefit Rider, then we will deduct an additional mortality and expense risk charge equal, on an annual basis, to 0.10% of the daily net assets you have allocated to the subaccounts. This results in a total charge of 0.50% of daily net assets in the subaccounts.

     We guarantee that the amount of this charge will not increase over your Contract's life. For amounts allocated to the Variable Account, we deduct the mortality and expense risk charge during the accumulation and payout phases of the Contract.

Taxes

     We deduct applicable state premium taxes or other taxes relative to the Contract (collectively referred to as "premium taxes") either at the Payout Start Date, when a total withdrawal occurs, or when we distribute the death benefit. Current premium tax rates range from 0 to 3.5%. We reserve the right to deduct premium taxes from the purchase payments even where the premium taxes are assessed at the Payout Start Date or upon total withdrawal.

     At the Payout Start Date, we will deduct the charge for premium taxes from each investment alternative in the proportion that your value in that investment alternative bears to your total Contract Value.

Transfer Charges

     We do not deduct transfer charges. However, in the future, we may assess a $10 charge on each transfer after the twelfth transfer in a Contract Year. This excludes transfers through dollar cost averaging and Automatic Portfolio Rebalancing. We presently waive this charge.

Fund Expenses

     The portfolios deduct investment charges from the amounts you have invested in the portfolios. A complete description of the expenses and deductions from the portfolios may be found in the Fund's prospectus. The Fund's prospectus accompanies this Prospectus.

                               Federal Tax Matters

Introduction

     The following discussion is general and is not intended as tax advice. We make no guarantee regarding the tax treatment of any contract or transaction involving a contract.

     Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the each individual's circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, then you should consult a competent tax adviser.

Taxation of Annuities in General

Tax Deferral

     Generally, an annuity contract owner is not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where (1) the owner is a "natural person" (see "NonNatural Owners" below), (2) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department Regulations, and (3) the issuing insurance company, instead of the annuity owner, is considered the owner for federal income tax purposes of any separate account assets funding the contract.

NonNatural Owners

     As a general rule, annuity contracts owned by nonnatural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. Income on such contract is taxed as ordinary income received or accrued by the owner during the taxable year. There are several exceptions to the general rule for contracts owned by nonnatural persons that are discussed in the SAI.

Diversification Requirements

     For a Contract to be treated as an annuity for federal Income tax purposes, the investments in the Variable Account must be "adequately diversified" in accordance with the standards provided in the Treasury regulations. If the investments in the Variable Account are not adequately diversified, then the Contract will not be treated as an annuity contract for federal Income tax purposes and the Owner will be taxed on the excess of the Contract Value over the investment in the Contract. Although we do not have control over the Funds or their investments, we expect the Funds to meet the diversification requirements.

Ownership Treatment

     In connection with the issuance of the regulations on the adequate diversification standards, the Department of the Treasury announced that the regulations do not provide guidance concerning the extent to which contract owners may direct their investments among subaccounts of a variable account. The Internal Revenue Service ("IRS") has previously stated in published rulings that a variable contract owner will be considered the owner of the separate account assets if the owner possesses incidents of ownership in those assets such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, Treasury announced that guidance would be issued in the future regarding the extent that owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the variable account.

     The ownership rights under this Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the Owner of this Contract has the choice of more investment options to which to allocate premiums and Contract Values, and may be able to transfer among investment options more frequently than in such rulings. These differences could result in the Contract Owner being treated as the owner of the assets of the Variable Account. In those circumstances, income and gains from the Variable Account assets would be includible in the Contract Owners' gross income. In addition, we do not know what standards will be set forth in the regulations or rulings that the Treasury Department has stated it expects to issue. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. We reserve the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the federal tax owner of a pro rata share of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Delayed Maturity Dates

     If a contract's scheduled maturity date is at a time when the annuitant has reached an advanced age, then it is possible that the contract would not be treated as an annuity. In that event, the income and gains under the contract could be included in the owner's income.

Taxation of Partial and Full Withdrawals

     In the case of a partial withdrawal under a non-qualified contract, amounts received are taxable to the extent the contract value exceeds the investment in the contract. The contract value is the sum of all account values. No matter which account a withdrawal is made from, all account values are combined and the total contract value is used to determine the amount of taxable income. The investment in the contract is the gross premium or other consideration paid for the contract reduced by any amounts previously received from the contract to the extent such amounts were properly excluded from the owner's gross income.

     In the case of a partial withdrawal under a qualified contract, the portion of the payment that bears the same ratio to the total payment as the investment in the contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the contract value, can be excluded from income. In the case of a full withdrawal under a non-qualified contract and a qualified contract, the amount received will be taxable only to the extent it exceeds the investment in the contract. If an individual transfers an annuity contract, without full and adequate consideration, to a person other than the individual's spouse (or to a former spouse incident to a divorce), then the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) of the contract value is treated as a withdrawal of such amount or portion.

Taxation of Annuity Payments

     Generally, the rule for income taxation of payments received from an annuity contract provides for the return of the owner's investment in the contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. In the case of variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the contract by the total number of expected payments. In the case of fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the contract. Once the total amount of the investment in the contract is excluded using these ratios, the annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant for his last taxable year.

Taxation of Death Benefits

     Amounts may be distributed from an annuity contract because of the death of an owner or annuitant. Generally, such amounts are includible in income as follows: if distributed in a lump sum, then the amounts are taxed in the same manner as a full withdrawal or if distributed under an annuity option, then the amounts are taxed in the same manner as an annuity payment.

Penalty Tax on Premature Distributions

     There is a 10% penalty tax on the taxable amount of any premature distribution from a non-qualified annuity contract. The penalty tax generally applies to any distribution made before the date the owner attains age 59 1/2. However, there should be no penalty tax on distributions to owners:

o    made on or after the date the owner attains age 59 1/2,
o    made as a result of an owner's death or disability,
o    made in substantially equal periodic payments over life or life expectancy,
o    made under an immediate  annuity,  or
o    attributable  to an  investment  in the contract before August 14, 1982.

Similar rules apply for distributions from certain qualified contracts. A competent tax advisor should be consulted to determine if any other exceptions to the penalty apply to your specific circumstances.

Aggregation of Annuity Contracts

     All non-qualified deferred annuity contracts that we (or our affiliates) issue to the same owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

Tax Qualified Contracts

     Annuity contracts may be used as investments with certain tax qualified plans such as:

o Individual Retirement Annuities under Section 408(b) of the Internal Revenue Code;
o Roth Individual Retirement Annuities under Section 408A of the Internal Revenue Code;
o Simplified Employee Pension Plans under Section 408(k) of the Internal Revenue Code;
o Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Internal Revenue Code;
o    Tax  Sheltered  Annuities  under  Section  403(b) of the Internal  Revenue
     Code;
o    Corporate  and Self  Employed  Pension and Profit Sharing Plans; and
o State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

In the case of certain tax qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the contract.

Restrictions Under Section 403(b) Plans

     Section 403(b) of the Internal Revenue Code provides for tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. In accordance with the requirements of Section 403(b), any annuity contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only after the employee attains age 59 1/2, after the employee separates from service, after the employee dies, after the employee becomes disabled, or on account of hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

     These limitations do not apply to withdrawals where we are directed to transfer some or all of the Contract Value to another Section 403(b) plan.

Roth Individual Retirement Annuities

     Section 408A of the Internal Revenue Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth Individual Retirement Annuities are not includible in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and that are: made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

     "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth Individual Retirement Annuity. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.

Income Tax Withholding

     We are required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless an individual elects to make a "direct rollover" of such amounts to another qualified plan or Individual Retirement Account or Annuity (IRA). Eligible rollover distributions generally include all distributions from qualified contracts, excluding IRAs, with the exception of required minimum distributions, or a series of substantially equal periodic payments made over a period of at least 10 years, or the life (joint lives) of the participant (and beneficiary). For any distributions from non-qualified annuity contracts, or distributions from qualified contracts which are not considered eligible rollover distributions, we may be required to withhold federal and state income taxes unless the recipient elects not to have taxes withheld and properly notifies us of such election.

                                 General Matters

Owner

     The Owner ("you") has the sole right to exercise all rights and privileges under the Contract, except as otherwise provided in the Contract. Both a nonnatural and natural person cannot jointly own the Contract.

Beneficiary

     Subject to the terms of any irrevocable beneficiary designation, you may change the beneficiary at any time by sending us written notice. Any change will be effective at the time you signs the notice, whether or not the annuitant is living when we receive the change. We will not be liable for any payment or settlement made before we receive the written notice.

     Unless otherwise provided in the beneficiary designation, if a beneficiary predeceases the Owner and there are no other surviving beneficiaries, then the new beneficiary will be the Owner's spouse. If deceased then, the Owner's children (in equal shares). If deceased, then the Owner's estate.

     Multiple beneficiaries may be named. Unless otherwise provided in the beneficiary designation, if more than one beneficiary survives the Owner, then the surviving beneficiaries will share equally in any amounts due.

Assignments

     We will not honor an assignment of an interest in a Contract as collateral or security for a loan. The Owner may assign other benefits under the Contract before the Payout Start Date. No beneficiary may assign benefits under the Contract until they are due. We will not be bound by an assignment unless it is signed by the Owner and filed us. We are not responsible for the validity of an assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments.

Delay of Payments

     Payment of any amounts due from the Variable Account under the Contract will occur within seven days, unless: o The NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is otherwise restricted; o An emergency exists as defined by the SEC; or o The SEC permits delay for the protection of the Owners.

     Payments or transfers from the fixed account may be delayed for up to 6 months.

Modification

     We cannot modify the Contract without your consent, except:

     o    to make the Contract meet the  requirements of the 1940 Act;
     o    to make the Contract comply with any changes in the Internal
          Revenue Code; or
     o to make any changes required by the Internal Revenue Code or by any other applicable law.

Customer Inquiries

     If you would like additional information, please contract a representative of the Company or call us at:

                  Glenbrook Life and Annuity Company
                  Customer Service
                  8301 Maryland Avenue
                  St. Louis, Missouri 63105
                  1- (800) 242-4402

                          Distribution of the Contracts

     Allstate Life Financial Services, Inc. ("ALFS"), 3100 Sanders Road, Northbrook, Illinois, a wholly owned subsidiary of Allstate Life Insurance Company, acts as the principal underwriter of the Contracts. ALFS is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. ("NASD"). ALFS is also registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

     ALFS has contracted with Scudder Investors Services, Inc. ("Scudder") for Scudder's services in connection with the distribution of the Contract. Scudder is registered with the SEC as a broker-dealer under the 1934 Act and is a member of the NASD. Individuals directly involved in the sale of the Contract are registered representatives of Scudder and our appointed licensed agents. The principal address of Scudder is Two International Place, Boston, Massachusetts 02110-4103.

     The underwriting agreement with ALFS provides for indemnification of ALFS by us for liability to Owners arising out of services rendered or Contracts issued.

                                  Voting Rights

     The Owner or anyone with a voting interest in a subaccount may instruct us on how to vote at the Fund's shareholder meetings. We will solicit and cast each vote according to the procedures set up by the Fund and to the extent required by law. We reserve the right to vote the eligible shares in our own right, if subsequently permitted by the 1940 Act, its regulations or interpretations thereof.

     We will vote Fund shares that no timely instructions were received in proportion to the voting instructions which we receive with respect to all Contracts participating in that subaccount. We will apply voting instructions to abstain on a pro-rata basis to reduce the votes eligible to be cast.

     Before the Payout Start Date, you hold the voting interest in the subaccount. We will determine the number of your votes by dividing your Contract's value in the subaccount by the net asset value per share of the applicable portfolio.

     After the Payout Start Date, the person receiving variable income payments has the voting interest and the votes decrease as income payments are made and the reserves for the Contract decrease. That person's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable subaccount by the net asset value per share of the corresponding eligible portfolio.

                               General Provisions

Legal Proceedings

     From time to time we are involved in pending and threatened litigation in the normal course of our business in which claims for monetary damages are asserted. Management, after consultation with legal counsel, does not anticipate the ultimate liability arising from such pending or threatened litigation to have a material effect on our financial condition.

Financial Statements

     Our financial statements and the financial statements of the Variable Account are included in the SAI.

Legal Matters

     Sutherland Asbill & Brennan LLP has provided advice on certain legal matters relating to the federal securities laws applicable to the issue and sale of the Contracts. Michael J. Velotta, General Counsel of the Company, has passed upon all matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and our right to issue such Contracts under Illinois insurance law.

Year 2000

     We are heavily dependent upon complex computer systems for all phases of our operations, including customer service, and contract administration. Since many of our older computer software programs recognize only the last two digits of the year in any date, some software may fail to operate properly in or after the year 1999, if software is not reprogrammed, remedied or replaced, ("Year 2000 Issue"). We believe that many of our counterparties and suppliers also have Year 2000 Issues that could affect us. In 1995, Allstate commenced a plan intended to mitigate and/or prevent the adverse effects of Year 2000 Issues. These strategies include normal development and enhancement of new and existing systems, upgrades to operating systems already covered by maintenance agreements and modifications to existing systems to make them Year 2000 compliant. The plan also includes us actively working with our major external counterparties and suppliers to assess their compliance efforts and our exposure to them. We presently believe that we will resolve the Year 2000 Issue in a timely manner, and the financial impact will not materially affect its results of operations, liquidity or financial position. Year 2000 costs are and will be expensed as incurred.

              Statement of Additional Information Table of Contents

Additions, Deletions or Substitutions of Investments
Reinvestment
The Contract
         Purchase of Contracts
Performance Data
         Money Market Subaccount Yields
         Other Subaccount Yields
Standardized Total Returns
         Without the Enhanced Death Benefit
         With the Enhanced Death Benefit
Other Performance Data
         Cumulative Total Returns
         Adjusted Historical Portfolio Total Return
Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
Premium Taxes
Tax Reserves
Income Payments
         Calculation of Variable Annuity Unit Values
General Matters
         Incontestability
         Settlements
         Safekeeping of the Variable Account's Assets
Federal Tax Matters
         Introduction
         Taxation of Glenbrook Life and Annuity Company
         Exceptions to the NonNatural Owner Rule
         IRS Required Distribution at Death Rules
         Qualified Plans
         Types of Qualified Plans
Legal Matters
Independent Accountants
Financial Statements

Order Form
         Please send me a copy of the most recent Statement of Additional Information for the Glenbrook Life Scudder Variable Account (A).


------------------         -----------------------------
(Date)                     (Name)

                           -----------------------------
                           (Street Address)

                           -----------------------------
                           (City)           (State)  (Zip Code)

Send to: Glenbrook Life and Annuity Company
         PO Box 94039
         Palatine, IL 60094-4039
         Attn:  Annuity Services

                         Condensed Financial Information

         The following condensed financial information shows accumulation unit values for each subaccount for each year since the subaccount started operation. Accumulation unit value is the unit we use to calculate the value of your interest in a subaccount. Accumulation unit value does not reflect the deduction of certain charges that we subtract from your Contract Value. The data is obtained from the audited financial statement of the Variable Account that can be found in the SAI.



                             Money Market subaccount
------------------- ------------------------------- -------------------------------- -------------------------------
                    Accumulation unit  value at     Accumulation unit value at the   Number of accumulation units
                    beginning of year               end of the year                  outstanding at the end of the
                                                                                     year
------------------- ------------------------------- -------------------------------- -------------------------------
------------------- ------------------------------- -------------------------------- -------------------------------
1998*
------------------- ------------------------------- -------------------------------- -------------------------------



                                 Bond subaccount

------------------- ------------------------------- -------------------------------- -------------------------------
                    Accumulation unit  value at     Accumulation unit value at the   Number of accumulation units
                    beginning of year               end of the year                  outstanding at the end of the
                                                                                     year
------------------- ------------------------------- -------------------------------- -------------------------------
------------------- ------------------------------- -------------------------------- -------------------------------
1998*
------------------- ------------------------------- -------------------------------- -------------------------------




                            Capital Growth subaccount

------------------- ------------------------------- -------------------------------- -------------------------------
                    Accumulation unit  value at     Accumulation unit value at the   Number of accumulation units
                    beginning of year               end of the year                  outstanding at the end of the
                                                                                     year
------------------- ------------------------------- -------------------------------- -------------------------------
------------------- ------------------------------- -------------------------------- -------------------------------
1998*
------------------- ------------------------------- -------------------------------- -------------------------------



                               Balanced subaccount

------------------- ------------------------------- -------------------------------- -------------------------------
                    Accumulation unit  value at     Accumulation unit value at the   Number of accumulation units
                    beginning of year               end of the year                  outstanding at the end of the
                                                                                     year
------------------- ------------------------------- -------------------------------- -------------------------------
------------------- ------------------------------- -------------------------------- -------------------------------
1998*
------------------- ------------------------------- -------------------------------- -------------------------------



                            International subaccount

------------------- ------------------------------- -------------------------------- -------------------------------
                    Accumulation unit  value at     Accumulation unit value at the   Number of accumulation units
                    beginning of year               end of the year                  outstanding at the end of the
                                                                                     year
------------------- ------------------------------- -------------------------------- -------------------------------
------------------- ------------------------------- -------------------------------- -------------------------------
1998*
------------------- ------------------------------- -------------------------------- -------------------------------




                          Growth and Income subaccount
------------------- ------------------------------- -------------------------------- -------------------------------
                    Accumulation unit  value at     Accumulation unit value at the   Number of accumulation units
                    beginning of year               end of the year                  outstanding at the end of the
                                                                                     year
------------------- ------------------------------- -------------------------------- -------------------------------
------------------- ------------------------------- -------------------------------- -------------------------------
1998*
------------------- ------------------------------- -------------------------------- -------------------------------



                           Global Discovery subaccount

------------------- ------------------------------- -------------------------------- -------------------------------
                    Accumulation unit  value at     Accumulation unit value at the   Number of accumulation units
                    beginning of year               end of the year                  outstanding at the end of the
                                                                                     year
------------------- ------------------------------- -------------------------------- -------------------------------
------------------- ------------------------------- -------------------------------- -------------------------------
1998*
------------------- ------------------------------- -------------------------------- -------------------------------

*    From commencement of each subaccount on November __, 1998.

                       Statement of Additional Information

                                     For the

                            Scudder Horizon Advantage

    Individual and Group Flexible Premium Variable Deferred Annuity Contracts

                                 Issued Through

                   Glenbrook Life Scudder Variable Account (A)

                                   Offered by

                       Glenbrook Life and Annuity Company
                              Post Office Box 94039
                             Palatine, IL 60094-4039
                               1 (800) 776 - 6978


                                   -----------

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Scudder Horizon Advantage, a flexible premium variable deferred annuity (the "Contract") offered by Glenbrook Life and Annuity Company ("Company", "we," "us"). We are a wholly owned subsidiary of Allstate Life Insurance Company.

You may obtain a copy of the Prospectus dated May 1, 1999, by calling (800) 776-6978 or writing to us at the address listed above.


     This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Prospectus for the Contract.

                                Dated May 1, 1999



                                Table of Contents

Additions, Deletions or Substitutions of Investments............................................1
Reinvestment....................................................................................1
The Contract....................................................................................1
   Purchase of Contracts........................................................................1
Performance Data................................................................................2
   Money Market Subaccount Yields...............................................................2
   Other Subaccount Yields......................................................................3
Standardized Total Returns......................................................................4
   Without the Enhanced Death Benefit...........................................................4
   With the Enhanced Death Benefit..............................................................5
Other Performance Data..........................................................................6
   Cumulative Total Returns.....................................................................6
   Adjusted Historical Portfolio Total Returns..................................................6
   Without the Enhanced Death Benefit...........................................................7
   With the Enhanced Death Benefit..............................................................7
Tax-Free Exchanges (1035 Exchanges, Rollovers and Transfers)....................................7
Premium Taxes...................................................................................8
Tax Reserves....................................................................................8
Income Payments.................................................................................8
   Calculation of Variable Annuity Unit Values..................................................8
General Matters.................................................................................9
   Incontestability.............................................................................9
   Settlements..................................................................................9
   Safekeeping of the Variable Account's Assets.................................................9
Federal Tax Matters.............................................................................9
   Introduction.................................................................................9
   Taxation of Glenbrook Life and Annuity Company...............................................9
   Exceptions to the Nonnatural Owner Rule.....................................................10
   IRS Required Distribution at Death Rules....................................................10
   Qualified Plans.............................................................................11
   Types of Qualified Plans....................................................................11
      Individual Retirement Annuities..........................................................11
      Roth Individual Retirement Annuities.....................................................11
      Simplified Employee Pension Plans........................................................12
      Savings Incentive Match Plans for Employees (SIMPLE Plans)...............................12
      Tax Sheltered Annuities..................................................................12
      Corporate and Self-Employed Pension and Profit Sharing Plans.............................13
      State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.......13
Legal Matters..................................................................................13
Independent Accountants........................................................................13
Financial Statements...........................................................................14

              Additions, Deletions or Substitutions of Investments

     We retain the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Fund shares held by any subaccount. We also reserve the right to eliminate the shares of any of the Funds and to substitute shares of another portfolio of the Fund, or of another open-end, registered investment company, if the shares of the portfolio are no longer available for investment, or if, in our judgment, investment in any portfolio would become inappropriate in view of the purposes of the Variable Account.

     Substitutions of shares in a subaccount will not be made until you has been notified of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by the Investment Company Act of 1940 (the "Act"). Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Owners.

     We may also establish additional subaccounts of the Variable Account. Each additional subaccount would purchase shares in a new portfolio of the Fund or in another mutual fund. New subaccounts may be established when, in our sole discretion, marketing needs or investment conditions warrant. Any new subaccounts offered in conjunction with the Contract will be made available to existing Owners as determined by the Company. We may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax or investment conditions so warrant.

     In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change. If deemed to be in the best interests of persons having voting rights under the policies, the Variable Account may be operated as a management company under the Act or it may be deregistered under the Act in the event registration is no longer required.

                                  Reinvestment

     All dividends and capital gains distributions from the portfolios are automatically reinvested in shares of the distributing portfolio at its net asset value.

                                  The Contract

Purchase of Contracts

     We offer the Contracts to the public through brokers licensed under the federal securities laws and state insurance laws. The Contracts are distributed through the principal underwriter for the Variable Account, Allstate Life Financial Services, Inc., an affiliate of Glenbrook Life and Annuity Company. The offering of the Contracts is continuous and we do not anticipate discontinuing the offering of the Contracts. However, we reserve the right to discontinue the offering of the Contracts.

                                Performance Data

     From time to time the Variable Account may publish advertisements containing performance data relating to its subaccounts. The performance data for the Subaccounts (other than for the Scudder Money Market Subaccount) will always be accompanied by total return quotations. Performance figures used by the Variable Account are based on actual historical performance of its subaccounts for specific periods, and the figures are not intended to indicate future performance.

Money Market Subaccount Yields

     Based on the method of calculation described below, the Current Yield and Effective Yield on amounts held in the Money Market Subaccount for the seven-day period ending December 31, 1998, were as follows:


Money Market          Without Enhanced         With Enhanced
Subaccount            Death Benefit            Death Benefit

Current Yield             _____%                   _____%

Effective Yield           _____%                   _____%


     The Current Yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of 1 unit of the Money Market Subaccount at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the Portfolio attributable to the hypothetical account and (ii) charges and deductions imposed under the Contract that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for the Mortality and Expense Risk Charge (0.40% for Contracts with the standard Death Benefit and 0.50% for Contracts with the Enhanced Death Benefit) and an Administrative Expense Charge of 0.30%.

Current Yield is calculated according to the following formula:

              Current Yield = ((NCS - ES) / W) x (365 / 7)

We may also disclose the Effective Yield of the Money Market Variable Account for the same seven-day period, determined on a compounded basis. The seven-day Effective Yield is calculated by compounding the unannualized base period return according to the following formula:

              Effective Yield = (1 + ((NCS - ES)/UV))(365 / 7) -1


Where, for both formulas:

NCS = The net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Subaccount unit under a Contract.
ES = Per unit expenses of the Subaccount for the Contracts for the seven-day period.
UV = The unit value for a Contract on the first day of the seven-day period.

     The Current and Effective Yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held, and the operating expenses.

Other Subaccount Yields

     Based on the method of calculation described below, for the thirty-day period ending December 31, 1998, the Yield for the Bond Subaccount was as follows:


Bond Subaccount       Without Enhanced    With Enhanced
                      Death Benefit       Death Benefit

Current Yield              ___%               ___%


     The 30-Day Yield refers to income generated by the Bond Subaccount over a specific 30-day period. Because the yield is annualized, the yield generated during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the Portfolio attributable to the Subaccount units less Subaccount expenses attributable to the Contracts for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, by (iii) compounding that yield for a 6-month period, and by (iv) multiplying that result by 2. Expenses attributable to the Bond Subaccount for the Contracts include the Mortality and Expense Risk Charge (0.40% for Contracts with the standard Death Benefit and 0.50% for Contracts with the Enhanced Death Benefit) and an Administrative Expense Charge of 0.30%.

The 30-Day Yield is calculated according to the following formula:

30-Day Yield  = 2 x ((((NI -ES) / (U x UV)) + 1)(to the power of 6)- 1)

Where:

NI = Net income of the  portfolio  for the  30-day  period  attributable  to the
     Subaccount's  units.
ES = Expenses of the  Subaccount for the Contracts for the 30-day period.
U = The average daily number of units outstanding attributable to the Contracts.
UV = The unit value for a Contract at the close (highest) of the last day in the 30-day period.

     The 30-Day Yield on amounts held in the Bond Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Bond Subaccount's actual yield is affected by the types and quality of portfolio securities held by the Portfolio, and its operating expenses.

                           Standardized Total Returns

     We may disclose Total Returns for one or more of the Subaccounts for various periods of time. One of the periods of time will include the period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for 1, 5 and 10 years, respectively, the Total Return for these periods will be provided. Total Returns for other periods of time may, from time to time, also be disclosed.

     Based on the method of calculation described below, the Average Annual Total Returns for the Subaccounts for the periods ending December 31, 1998, were as follows:

Without the Enhanced Death Benefit


                        Inception of     Inception of       One Year
                        Subaccount to    Portfolio to       Period Ending
Subaccount               12/31/98         12/31/98           12/31/98
----------              -------------    ------------       -------------

Money Market*

Bond

Balanced

Capital Growth

International

Growth and Income

Global Discovery


With the Enhanced Death Benefit

                        Inception of     Inception of       One Year
                        Subaccount to    Portfolio to       Period Ending
Subaccount               12/31/98         12/31/98           12/31/98
----------              -------------    ------------       -------------

Money Market*

Bond

Balanced

Capital Growth

International

Growth and Income

Global Discovery


* The Yield quotations for the Money Market Subaccount quoted above more closely
reflect  the  current   earnings  of  this  subaccount  than  the  total  return
quotations.

     Total Returns for a Contract represent the average annual compounded rates of return that would equate a single investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which Total Return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication, and will be stated in the communication.

     Total Returns will be calculated using Subaccount Unit Values which Glenbrook calculates on each Valuation Date based on the performance of the Subaccount's underlying Portfolio, and are reduced by all fees and charges under the Contract, including the Mortality and Expense Risk Charge (0.40% for Contracts with the standard Death Benefit and 0.50% for Contracts with the Enhanced Death Benefit) and an Administrative Expense Charge of 0.30%.

The Total Return is calculated according to the following formula:

TR = (ERV / P)(to the power of 1/N) - 1

Where:

TR  = The average annual total return net of Subaccount recurring charges for the Contracts.
ERV = The ending redeemable value of the hypothetical account at the end of the period.
P   = A  hypothetical  single  payment of  $1,000.
N   = The number of years in the period.



                             Other Performance Data

Cumulative Total Returns

     Based on the method of calculation described below, the Cumulative Total Returns for the subaccounts for the periods ending December 31, 1998, were as follows:


                        Inception of     Inception of       One Year
                        Subaccount to    Portfolio to       Period Ending
Subaccount               12/31/98         12/31/98           12/31/98
----------              -------------    ------------       -------------

Money Market

Bond

Balanced

Capital Growth

International

Growth and Income

Global Discovery


     We may disclose Cumulative Total Returns in conjunction with the standard format described above. The Cumulative Total Returns will be calculated using the following formula:

                    CTR = (ERV / P) - 1

Where:

CTR = The Cumulative  Total Return net of Subaccount  recurring  charges for the period.
ERV = The ending redeemable value of the hypothetical  investment at the end of the period.
P   = A hypothetical single payment of $1,000.

Adjusted Historical Portfolio Total Returns

     We may also disclose yield and total return for the Fund's portfolios, including for periods before the date that the Variable Account began operations. For periods prior to the date the Variable Account commenced operations, adjusted historical portfolio performance information will be calculated based on the performance of the underlying portfolios and the assumption that the subaccounts were in existence for the same periods as those of the underlying Funds, with some or all of the charges equal to those currently assessed against the subaccounts.

     In the tables below, average annual total returns for the Portfolios were reduced by all fees and charges under the Contract, including the Mortality and Expense Risk Charge (0.40% for Contracts without the Enhanced Death Benefit and 0.50% for Contracts with the Enhanced Death Benefit) and an Administrative Expense Charge of 0.30%.

Without the Enhanced Death Benefit


                                                                   Ten Year Period
                        One Year Period       Five Year Period     Ending 12/31/98 or     Portfolio
Portfolio               Ending 12/31/98       Ending 12/31/98      Since Inception        Inception Dates
---------               ---------------       -----------------    ------------------     ---------------

Money Market                                                                              7/16/85

Bond                                                                                      7/16/85

Capital Growth                                                                            7/16/85

Balanced                                                                                  7/16/85

International                                                                             5/1/87

Growth and Income                                                                         5/2/94

Global Discovery                                                                          5/1/96


With the Enhanced Death Benefit


                                                                   Ten Year Period
                        One Year Period       Five Year Period     Ending 12/31/98 or     Portfolio
Portfolio               Ending 12/31/98       Ending 12/31/98      Since Inception        Inception Dates
---------               ---------------       ----------------     -------------------    ---------------

Money Market                                                                              7/16/85

Bond                                                                                      7/16/85

Capital Growth                                                                            7/16/85

Balanced                                                                                  7/16/85

International                                                                             5/1/87

Growth and Income                                                                         5/2/94

Global Discovery                                                                          5/1/96


     The Variable Account may also advertise the performance of the subaccounts relative to certain performance rankings and indices compiled by independent organizations, such as: (a) Lipper Analytical Services, Inc.; (b) the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"); (c) A.M. Best Company; (d) Bank Rate Monitor; and (e) Morningstar.

          Tax-Free Exchanges (1035 Exchanges, Rollovers and Transfers)

     We accept purchase payments that are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Except as required by federal law in calculating the basis of the contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

     We also accept "rollovers" and transfers from contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among Non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer or pledge of TSAs and IRAs so the contracts will continue to qualify for special tax treatment. You contemplating any such exchange, rollover or transfer of a contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

                                  Premium Taxes

     Applicable premium tax rates depend on your state of residency and the insurance laws and status of the Company in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations or judicial acts.

                                  Tax Reserves

     We do not establish capital gains tax reserves for the subaccount or deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

                                 Income Payments

Calculation of Variable Annuity Unit Values

     We calculate the amount of the first income payment by applying your Contract Value allocated to each subaccount less any applicable premium tax charge deducted at this time, to the income payment tables in the Contract. The first Variable Annuity Income Payment is divided by the subaccount's then current annuity unit value to determine the number of annuity units upon which later income payments will be based. Unless transfers are made among subaccounts, each variable income payment after the first will be equal to the sum of the number of annuity units determined in this manner for each subaccount times the then current annuity unit value for each respective subaccount.

     Annuity units in each subaccount are valued separately and annuity unit values will depend upon the investment experience of the particular underlying portfolio in which the subaccount invests. The value of the annuity unit for each subaccount at the end of any Valuation Period is calculated by: (a) multiplying the annuity unit value at the end of the immediately preceding Valuation Period by the subaccount's Net Investment Factor during the period; and then (b) dividing the product by the sum of 1.0 plus the assumed investment rate for the period. The assumed investment rate adjusts for the interest rate assumed in the Income Payment tables used to determine the dollar amount of the first variable annuity Income Payment, and is at an effective annual rate which is disclosed in the Contract.

     We determine the amount of the first Income Payment paid under an income plan using the interest rate and mortality table disclosed in the Contract. Due to judicial or legislative developments regarding the use of tables that do not differentiate on the basis of sex, different annuity tables may be used.

                                 General Matters

Incontestability

     We will not contest the Contract after it is issued.

Settlements

     Due proof of you(s) death (or Annuitant's death if there is a nonnatural Owner) must be received prior to settlement of a death claim.

Safekeeping of the Variable Account's Assets

     We hold title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the portfolio shares held by each of the subaccounts.

     The Fund does not issue certificates and, therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Fund's prospectus for a more complete description of the custodian of the Fund.

                               Federal Tax Matters

Introduction

     The following discussion is general and is not intended as tax advice. The company makes no guarantee regarding the tax treatment of any contract or transaction involving a contract. Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

Taxation of Glenbrook Life and Annuity Company

     We are taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, we believe that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract. Accordingly, we do not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore we do not intend to make provisions for any such taxes. If we are taxed on investment income or capital gains of the Variable Account, then the Company may impose a charge against the Variable Account in order to make provision for such taxes.

Exceptions to the Nonnatural Owner Rule

     There are several exceptions to the general rule that contracts held by a nonnatural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the nonnatural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

IRS Required Distribution at Death Rules

     In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of your death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of your death. These requirements are satisfied if any portion of your interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of your death. If your designated beneficiary is the surviving spouse of you, the contract may be continued with the surviving spouse as the new owner. If you are a nonnatural person, then the annuitant will be treated as you for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a nonnatural person will be treated as your death.

Qualified Plans

     This annuity contract may be used with several types of qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Owners and participants under the plan and annuitants and beneficiaries under the contract may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Types of Qualified Plans

Individual Retirement Annuities

     Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the contract value. It is possible that the Death Benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

Roth Individual Retirement Annuities

     Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity (Roth IRA). Roth IRAs are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth IRAs are not includible in gross income.
"Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth IRA, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after your death, attributable to you being disabled or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth IRA. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.

Simplified Employee Pension Plans

     Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the contract in connection with such plans should seek competent advice. In particular, employers should consider that an IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the contract value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

Savings Incentive Match Plans for Employees (SIMPLE Plans)

     Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

Tax Sheltered Annuities

     Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where the Company is directed to transfer some or all of the contract value to another 403(b) plan.


Corporate and Self-Employed Pension and Profit Sharing Plans

     Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.

State and Local  Government and Tax-Exempt  Organization  Deferred  Compensation
Plans

     Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. Generally, under the nonnatural owner rules, such contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.

                                  Legal Matters

     Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to the federal securities laws. All matters of Illinois law pertaining to the Contracts, including the validity of the Contract and Glenbrook's authority to issue the Contract under Illinois Insurance Law, have been passed upon by Michael J. Velotta, General Counsel of Glenbrook Life and Annuity Company.

                             Independent Accountants

     The consolidated financial statements of Glenbrook Life and Annuity Company and Subsidiaries as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998 and the financial statements of the Glenbrook Life Scudder Variable Account (A) as of December 31, 1998 and for the year in the period ended December 31, 1998 included in this Registration Statement have been included herein in reliance on the reports of Deloitte & Touche LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing.

                              Financial Statements

     The financial statements of Glenbrook, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of Glenbrook to meet its obligation under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(a)  Financial Statements

     All  required  financial   statements  are  included  in  Part  B  of  this
     Registration Statement.

(b)  Exhibits

     (1) Form of Resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the Glenbrook Life Scudder Variable Account (A). 1/

     (2)  Not Applicable.

     (3)  Form of Underwriting Agreement. 1/

     (4) Glenbrook Life and Annuity Company Flexible Premium Deferred Variable Annuity Contract.1/

     (5) Glenbrook Life and Annuity Company Flexible Premium Deferred Variable Annuity Contract Application. 1/

     (6)
          (a)(i) Articles of Incorporation of Glenbrook Life and Annuity Company.2/
             (ii) Amended and Restated  Articles of Incorporation and Articles
                  of  Redomestication of Glenbrook Life and Annuity Company.4/

          (b)(i)  By-laws of Glenbrook Life and Annuity  Company.2/
             (ii) Amended and Restated Bylaws of Glenbrook Life and Annuity
                  Company.4/

     (7) Form of Reinsurance Agreement between Glenbrook Life and Annuity Company and Allstate Life Insurance Company.3/

     (8)  Form of Participation Agreement.5/

     (9) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Glenbrook Life and Annuity Company.5/

     (10)
         (a) Consent of Independent Certified Public Accountants.5/
         (b) Consent of Sutherland Asbill & Brennan LLP.5/

     (11) Not Applicable.

     (12) Not Applicable.

     (13) Computation of Performance Quotations.1/

     (14) Not Applicable.

     (15) Powers of Attorney.1/ 4/

1/ Incorporated herein by reference to Registrant's initial filing of this Form N-4 Registration Statement filed with the SEC via EDGARLINK on July 31, 1998 (File No. 333-60337).

2/ Incorporated herein by reference to Depositor's Form S-1 Registration Statement filed with the SEC via EDGARLINK on June 28, 1996 (File No. 333-07275).

3/ Incorporated herein by reference to Depositor's Pre-Effective Amendment No. 1 to Form N-4 Registration Statement filed with the SEC via EDGARLINK on November 22, 1995 (File No. 033-62203).

4/ Filed herewith.

5/ To be filed by subsequent post-effective amendment.


25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

 NAME AND PRINCIPAL
 BUSINESS ADDRESS             POSITIONS AND OFFICES WITH DEPOSITOR

 Louis G. Lower, II           Chairman of the Board and Chief Executive Officer
 Michael J. Velotta           Vice President, Secretary, General Counsel
                                and Director
 Peter H. Heckman             President, Chief Operating Officer and Director
 Brent H. Hamann              Director
 John R. Hunter               Director
 Thomas J. Wilson, II         Director and Vice Chairman
 Marla G. Friedman            Vice President
 Kevin R. Slawin              Vice President and Director
 G. Craig Whitehead           Assistant Vice President and Director
 Timothy N. Vander Pas        Assistant Vice President and Director
 A. Sales Miller              Vice President, Operations
 James P. Zils                Treasurer
 Casey J. Sylla               Chief Investment Officer
 Sarah R. Donahue             Assistant Vice President and Director
 Emma M. Kalaidjian           Assistant Secretary
 Paul N. Kierig               Assistant Secretary
 Mary J. McGinn               Assistant Secretary
 Keith A. Hauschildt          Assistant Vice President and Controller
 Barry S. Paul                Assistant Vice President
 Robert N. Roeters            Assistant Vice President
 C. Nelson Strom              Assistant Vice President and Corporate Actuary
 Kathleen Urbanowicz          Assistant Vice President, Operations
 Brenda D. Sneed              Assistant Secretary and Assistant General Counsel
 Nancy M. Bufalino            Assistant Treasurer
 Patricia W. Wilson           Assistant Treasurer
 Gregory C. Sernett           Assistant Secretary
 Joanne M. Derrig             Assistant Secretary and Chief Compliance Officer

The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.


26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to the Form 10-K Report, Commission File #1-11840, The Allstate Corporation.


27.  NUMBER OF CONTRACT OWNERS

As of December 31, 1998, there were [1] qualified and [2] non-qualified contracts in force.


28.  INDEMNIFICATION

The by-laws of both Glenbrook Life and Annuity Company (Depositor) and Allstate Life Financial Services, Inc. (Principal Underwriter), provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, Officers and Controlling Persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Director, Officer or Controlling Person of the registrant in the successful defense of any action, suit, or proceeding) is asserted such Director, Officer or Controlling Person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29.  RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

(a) The Fund's principal underwriter, Allstate Life Financial Services, Inc., currently acts as a principal underwriter, depositor, sponsor, or investment adviser for the following entities:

 -          Glenbrook Life and Annuity Company Variable Annuity Account
 -          Glenbrook Life Multi-Manager Variable Account
 -          Allstate Life of New York Separate Account A
 -          Glenbrook Life Variable Life Separate Account A
 -          Glenbrook Life and Annuity Company Separate Account A
 -          Glenbrook Life AIM Variable Life Separate Account A
 -          Glenbrook Life Variable Life Separate Account B

(b) Following are the names, business addresses, positions, and offices, of each director, officer, or partner of the principal underwriter:

NAME AND PRINCIPAL
BUSINESS ADDRESS              POSITION OR OFFICE

Louis G. Lower, II             Director
Kevin R. Slawin                Director
Michael J. Velotta             Director and Secretary
Thomas J. Wilson, II           Director
John R. Hunter                 President, Chief Executive Officer and Director
Diane Bellas                   Vice President and Controller
Brent H. Hamann                Vice President
Andrea J. Schur                Vice President
Terry Young                    General Counsel and Assistant Secretary
James P. Zils                  Treasurer
Lisa A. Burnell                Assistant Vice President and Compliance Officer
Robert N. Roeters              Assistant Vice President
Emma M. Kalaidjian             Assistant Secretary
Brenda D. Sneed                Assistant Secretary
Nancy M. Bufalino              Assistant Treasurer
Gregory C. Sernett             Assistant Secretary

The principal address of Allstate Life Financial Services, Inc. is 3100 Sanders Road, Northbrook, Illinois 60062.

(c) Underwriter Compensation during fiscal year ended December 31, 1998:

          (1)                      (2)                    (3)                     (4)                    (5)
                            NET UNDERWRITING
   NAME OF PRINCIPAL          DISCOUNTS AND
      UNDERWRITER              COMMISSIONS                                 COMPENSATION ON            BROKERAGE
                                                       REDEMPTION             COMMISSION            COMPENSATION

     Allstate Life               _______                  None                   None                   None
Financial Services, Inc.


30.  LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Glenbrook Life and Annuity Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062.

The Principal Underwriter, Allstate Life Financial Services, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains physical possession of each account, book, or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules under it.

31.  MANAGEMENT SERVICES

None.


32.  UNDERTAKINGS

The Registrant promises to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

Representations Pursuant to Section 403(b) of the Internal Revenue Code

The Depositor, Glenbrook Life and Annuity Company ("Glenbrook Life"), represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance ("ACLI") and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

Representations Regarding Contract Expense

The Depositor, Glenbrook Life, represents that the fees and charges deducted under the Individual and Group Flexible Premium Deferred Variable Annuity contracts hereby registered by this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Glenbrook Life.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Glenbrook Life Scudder Variable Account (A), certifies that it has duly caused this Post-Effective Amendment No. 1 to be signed on its behalf, in the Township of Northfield, and the State of Illinois, on this 25th day of February, 1999.

                   GLENBROOK LIFE SCUDDER VARIABLE ACCOUNT (A)
                                  (REGISTRANT)
                     BY: GLENBROOK LIFE AND ANNUITY COMPANY
                                   (DEPOSITOR)
(SEAL)

Attest:  /s/ BRENDA D. SNEED                 By:  /s/ MICHAEL J. VELOTTA
         -------------------                      ----------------------
         Brenda D. Sneed                          Michael J. Velotta
         Assistant Secretary                      Vice President, Secretary and
         and Assistant General Counsel                General Counsel

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been duly signed below by the following Directors and Officers of Glenbrook Life and Annuity Company on the 25th day of February, 1999.



* LOUIS G. LOWER, II                Chairman of the Board of Directors and Chief Executive Officer
--------------------                (Principal Executive Officer)
Louis G. Lower, II

/s/ MICHAEL J. VELOTTA              Vice President, Secretary, General Counsel and Director
----------------------
Michael J. Velotta

* PETER H. HECKMAN                  President, Chief Operating Officer and Director
------------------
Peter H. Heckman

* JOHN R. HUNTER                    Director
----------------
John R. Hunter

* BRENT H. HAMANN                   Director
-----------------
Brent H. Hamann

* TIMOTHY N. VANDER PAS             Director
-----------------------
Timothy N. Vander Pas

                                    Vice Chairman and Director
---------------------
Thomas J. Wilson II

* KEVIN R. SLAWIN                   Vice President and Director
-----------------                   (Principal Financial Officer)
Kevin R. Slawin

                                    Director, Assistant Vice President
------------------
Sarah R. Donahue

* G. CRAIG WHITEHEAD                Senior Vice President and Director
--------------------
G. Craig Whitehead

* JAMES P. ZILS                     Treasurer
---------------
James P. Zils

* CASEY J. SYLLA                    Chief Investment Officer
----------------
Casey J. Sylla

* KEITH A. HAUSCHILDT               Assistant Vice President and Controller
---------------------               (Principal Accounting Officer)
Keith A. Hauschildt

*By: /s/ MICHAEL J. VELOTTA      pursuant to Power of Attorney previously filed
    -----------------------      and filed herewith.
    Michael J. Velotta

                                  Exhibit Index


Exhibit 6(a)(ii) Amended and Restated Articles of Incorporation and Articles of Redomestication of Glenbrook Life and Annuity Company.

Exhibit 6(b)(ii)  Amended Restated Bylaws of Glenbrook Life and Annuity Company.

Exhibit 15        Powers of Attorney